Intangible Assets	12 Months Ended
Dec. 31, 2017
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Intangible Assets

NOTE 13. INTANGIBLE ASSETS

At December 31, 2017 and 2016, intangible assets are wells unassigned to a reserve, which amounted Ps. 9,088,563 and Ps. 8,639,242, respectively as follows:

	2017		2016
Wells unassigned to a reserve:
Balance at the beginning of period	Ps.	8,639,242	Ps.	14,304,961
Additions to construction in progress		20,553,952		20,526,300
Transfers against expenses		(3,663,986)		(9,798,246)
Transfers against fixed assets		(16,440,645)		(16,393,773)

Balance at the end of period	Ps.	9,088,563	Ps.	8,639,242

In addition, as of December 31, 2017 and 2016, PEMEX recognized expenses related to unsuccessful wells of Ps. 2,500,638 and Ps. 19,307,838, respectively, directly in its statement of comprehensive income.